As filed with the Securities and Exchange Commission on May 28, 2009

File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            / X /

Pre-Effective Amendment No.          / /

Post-Effective Amendment No. 78 / X /

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940          / X /

Amendment No. 80  / X /

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant's Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law – Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O'Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 31, 2009 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (Date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 78 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A (File Nos. 333-02381/811-07589) is being filed to: (i) register Class R3, Class R4 and Class R5 shares of The Hartford MidCap Fund, an existing series of the Registrant; and (ii) make corresponding changes to the Registrant’s Combined Statement of Additional Information.

THE HARTFORD MUTUAL FUNDS

Class R3, Class R4, Class R5 and

Class Y Shares

Retirement Plan Prospectus

May 31, 2009

As with all mutual funds, the

Securities and Exchange

Commission has not approved

or disapproved these securities

or passed upon the adequacy

of this prospectus. Any

representation to the contrary

is a criminal offense.

The Hartford MidCap Fund

THE HARTFORD MUTUAL FUNDS P.O. BOX 64387 ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

CONTENTS

Introduction	4
The Hartford MidCap Fund	6
Investment Strategies and Risks	9
The Investment Manager and Sub-Adviser	15
Classes of Shares	16
Distribution Arrangements	17
How To Buy And Sell Shares	20
Fund Distributions and Tax Matters	25
Financial Highlights	26
Fees Paid Indirectly	28
Payments from Affiliate	29
Fund Code, CUSIP Number and Symbol	30
For More Information	31

INTRODUCTION

Each fund described in this prospectus has its own investment strategy and risk/reward profile. Information on each fund, including risk factors for investing in diversified versus non-diversified funds, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class R3, Class R4, Class R5 and Class Y shares of the funds which are offered to employer-sponsored retirement plans. Certain funds offer additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•	Class A, Class B and Class C shares are offered for most funds.
•	Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the funds.
•	Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.
•	Class L shares are offered to certain qualified investors.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details. The chart on the next page lists each fund and the corresponding classes of shares.

Each share class represents an interest in the same portfolio of investments of a fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

Funds of Funds

The Asset Allocation Funds, together with the Checks and Balances Fund and the Target Retirement Funds, are referred to as “funds of funds,” and each diversifies its assets by investing in the Class Y shares of several other Hartford Mutual Funds (as described under “Principal Investment Strategy” for each of the funds of funds, the “Underlying Funds”).

The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.

Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund, and Value Opportunities Fund are series of The Hartford Mutual Funds II, Inc. All other funds are series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of each fund is Hartford Investment Financial Services, LLC (“HIFSCO”). With respect to the Checks and Balances Fund, HIFSCO administers the asset allocation program and provides portfolio management for this fund. The day-to-day portfolio management of each of the other funds is provided by one or more investment sub-advisers. Information regarding HIFSCO and the sub-advisers is included under the section entitled “The Investment Manager and Sub-Advisers” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC. HAVE EACH RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

Share Classes Offered by Each Hartford Mutual Fund

Share Classes

	A	B	C	I	L	R3	R4	R5	Y
Asset Allocation Funds
The Hartford Balanced Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Conservative Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Equity Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Growth Allocation Fund[1]	X	X	X	X		X	X	X
The Hartford Income Allocation Fund[1]	X	X	X	X		X	X	X
Domestic Equity Blend
The Hartford Advisers Fund	X	X	X			X	X	X	X
The Hartford Capital Appreciation Fund	X	X	X	X		X	X	X	X
The Hartford Capital Appreciation II Fund	X	X	X	X		X	X	X	X
The Hartford Checks and Balances Fund	X	X	X	X		X	X	X
The Hartford Disciplined Equity Fund	X	X	X			X	X	X	X
The Hartford MidCap Fund	X	X	X	X		X	X	X	X
The Hartford Stock Fund	X	X	X	X		X	X	X	X
Domestic Equity Growth
The Hartford Fundamental Growth Fund	X	X	X						X
The Hartford Growth Fund	X	X	X	X	X	X	X	X	X
The Hartford Growth Opportunities Fund	X	X	X	X	X	X	X	X	X
The Hartford MidCap Growth Fund	X	X	X						X
The Hartford Small Company Fund	X	X	X	X		X	X	X	X
The Hartford SmallCap Growth Fund	X	X	X	X	X	X	X	X	X
Domestic Equity Value
The Hartford Balanced Income Fund	X	X	X						X
The Hartford Dividend and Growth Fund	X	X	X	X		X	X	X	X
The Hartford Equity Income Fund	X	X	X	X		X	X	X	X
The Hartford MidCap Value Fund	X	X	X						X
The Hartford Select MidCap Value Fund	X	X	X						X
The Hartford Select SmallCap Value Fund	X	X	X						X
The Hartford Value Fund	X	X	X	X		X	X	X	X
The Hartford Value Opportunities Fund	X	X	X	X	X	X	X	X	X
Global and International
The Hartford Diversified International Fund	X	X	X	X		X	X	X	X
The Hartford Global Equity Fund	X	X	X	X		X	X	X	X
The Hartford Global Growth Fund	X	X	X			X	X	X	X
The Hartford International Growth Fund	X	X	X	X		X	X	X	X
The Hartford International Opportunities Fund	X	X	X	X		X	X	X	X
The Hartford International Small Company Fund	X	X	X	X					X
Non-Taxable Fixed Income
The Hartford High Yield Municipal Bond Fund[2,3]	X	X	X	X
The Hartford Tax-Free California Fund[3,5]	X	X	X						X
The Hartford Tax-Free National Fund[3]	X	X	X	X	X				X
Sector
The Hartford Global Communications Fund[2]	X	X	X						X
The Hartford Global Financial Services Fund[2]	X	X	X						X
The Hartford Global Health Fund[2]	X	X	X	X		X	X	X	X
The Hartford Global Technology Fund[2]	X	X	X						X
Short-Term Income
The Hartford Floating Rate Fund [2,3]	X	X	X	X		X	X	X	X
The Hartford Money Market Fund[3]	X	X	X			X	X	X	X
The Hartford Short Duration Fund[3]	X	X	X						X
Target Retirement
The Hartford Target Retirement 2010 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2015 Fund[4]						X	X	X
The Hartford Target Retirement 2020 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2025 Fund[4]						X	X	X
The Hartford Target Retirement 2030 Fund[4]	X	X5	X5			X	X	X	X
The Hartford Target Retirement 2035 Fund[4]						X	X	X
The Hartford Target Retirement 2040 Fund[4]						X	X	X
The Hartford Target Retirement 2045 Fund[4]						X	X	X
The Hartford Target Retirement 2050 Fund[4]						X	X	X
Taxable Fixed Income
The Hartford High Yield Fund[3]	X	X	X	X		X	X	X	X
The Hartford Income Fund[3]	X	X	X						X
The Hartford Inflation Plus Fund[2,3]	X	X	X	X		X	X	X	X
The Hartford Strategic Income Fund[3]	X	X	X	X					X
The Hartford Total Return Bond Fund[3]	X	X	X	X		X	X	X	X
The Hartford U.S. Government Securities Fund[3]	X	X	X		X				X

1	A member of the group of funds referred to as the Asset Allocation Funds
2	Non-diversified fund
3	A member of the group of funds referred to as the Hartford Fixed Income Funds
4	A member of the group of funds referred to as the Target Retirement Funds
5	Not currently available

THE HARTFORD MIDCAP FUND

INVESTMENT GOAL. The Hartford MidCap Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY. The fund seeks its goal by investing primarily in stocks selected on the basis of potential for capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets in common stocks of mid-capitalization companies. The fund defines mid-capitalization companies as companies with market capitalizations within the collective range of the Russell Midcap and S&P MidCap 400 Indices. As of December 31, 2008, this range was approximately $24 million to $15 billion. The fund favors high-quality companies. The key characteristics of high-quality companies include a leadership position within an industry, a strong balance sheet, a high return on equity, and a strong management team. The fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.

The fund uses a “bottom-up” investment strategy, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value.

MAIN RISKS. The primary risks of investing in this fund are described below in alphabetical order.

Foreign Investments Risk – Investments in foreign securities are subject to special risks and may be riskier than investments in U.S. securities. Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Investment Strategy Risk - The sub-adviser’s investment strategy will influence performance significantly. If the sub-adviser’s strategy does not perform as expected, the fund could underperform its peers or lose money.

Mid-Cap Stock Risk - Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Stocks of mid-sized companies may be more risky than stocks of larger companies. These companies may be young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Stock Market Risk - Refers to the risk that stocks may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE. No performance information is provided for Class R3, Class R4 and Class R5 shares as those classes had not yet commenced operations as of the date of this Prospectus. However, the bar chart and table below reflect performance for Class Y shares of the fund and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class Y shares total return has varied from year to year, while the table shows how the fund’s Class Y shares performance over time compares to that of a broad-based market index. No sales charges are applied to shares of Class R3, Class R4, Class R5 and Class Y.

The annual return variability of the fund’s Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been substantially similar to that shown for Class Y shares because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class R3, Class R4 and Class R5 shares for the periods presented in the bar chart would have been lower than the annual returns shown for the fund’s Class Y shares because of differences in the expenses borne by each class of shares.

The table shows returns for Class Y shares on a before-tax basis. Returns are shown for only Class Y shares and will vary for Class R3, Class R4 and Class R5 shares. All figures assume that all dividends and distributions were reinvested. Keep in mind that past performance does not indicate future results.

Class Y total returns by calendar year

During the periods shown in the bar chart, the highest quarterly return was 29.99% (4th quarter, 1999) and the lowest quarterly return was -23.59% (4th quarter, 2008).

Average annual total returns for periods ending 12/31/08

	1 YEAR	5 YEARS	10 YEARS
Class Y Return Before Taxes	-35.54%	2.42%	9.08%
Class Y Return After Taxes on Distributions	-35.54%	0.60%	7.46%
Class Y Return After Taxes on Distributions and Sale of Fund Shares	-23.10%	2.11%	7.64%
S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes)	-36.23%	-0.08%	4.46%

Index: The S&P MidCap 400 Index is an unmanaged index of common stocks of companies chosen by S&P designed to represent price movements in the mid-cap U.S. equity market. You cannot invest directly in an index.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees	CLASS R3	CLASS R4	CLASS R5	CLASS Y
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None	None	None	None
Exchange fees	None	None	None	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.74%	0.74%	0.74%	0.74%
Distribution and service (12b-1) fees	0.50%	0.25%	None	None
Other expenses(1)	0.25%	0.20%	0.15%	0.05%
Total annual operating expenses	1.49%	1.19%	0.89%	0.79%

(1)

“Other Expenses” include an administrative services fee for third-party record keeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)

HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.67%, 1.37% and 1.07%, respectively. In addition, HASCO, the fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, including, if any, the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Year 1	$ 152	$ 121	$ 91	$ 81
Year 3	$ 471	$ 378	$ 284	$ 252
Year 5	$ 813	$ 654	$ 493	$ 439
Year 10	$ 1,779	$ 1,443	$ 1,096	$ 978

MANAGEMENT FEE. The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value. A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2008, The Hartford MidCap Fund paid HIFSCO an effective management fee equal to 0.74% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.850% of the first $500 million, 0.750% of the next $500 million, 0.700% of the next $4 billion, 0.6975% of the next $5 billion and 0.695% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER. Wellington Management

PORTFOLIO MANAGEMENT. The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

Phillip H. Perelmuter, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as portfolio manager for the fund since its inception in 1997. Mr. Perelmuter joined Wellington Management as an investment professional in 1995.

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect each fund’s performance. There is no assurance that a fund will achieve its investment goal, and you should not consider any one fund alone to be a complete investment program. The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. As with all mutual funds, you could lose money by investing in a fund. The table below identifies some of the types of investments that may (but are not required to) be used by The Hartford Mutual Funds (not all of the funds identified below are offered in this prospectus) in seeking to achieve their investment goals. The allocation of a fund’s portfolio among different types of investments will vary over time and a fund’s portfolio might not always include all of the different types of investments identified below. The Statement of Additional Information contains more detailed information about the funds’ investment policies and risks.

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
EQUITY FUNDS
Advisers Fund	√+	√+	√	√+	√	√	√	15%
Balanced Income Fund	√+	√+	√	√+	√+	--	√	15%
Capital Appreciation Fund	√+	--	√	√+	√+	√	√	15%
Capital Appreciation II Fund	√+	--	√	√+	√+	√+	√	15%
Disciplined Equity Fund	√+	--	√	√+	√	√	√	15%
Diversified International Fund	√+	--	√	√+	√+	√+	√	15%
Dividend and Growth Fund	√+	--	√	√+	√	√	√	15%
Equity Income Fund	√+	--	√	√+	√	√	√	15%
Fundamental Growth Fund	√+	--	√	√+	√	√	√	15%
Global Communications Fund	√+	--	√	√+	√+	√+	√	15%
Global Equity Fund	√+	--	√	√+	√+	√+	√	15%
Global Financial Services Fund	√+	--	√	√+	√	√+	√	15%
Global Growth Fund	√+	--	√	√+	√+	√	√	15%
Global Health Fund	√+	--	√	√+	√	√+	√	15%
Global Technology Fund	√+	--	√	√+	√	√+	√	15%
Growth Fund	√+	--	√	√+	√	√	√	15%
Growth Opportunities Fund	√+	--	√	√+	√	√+	√	15%
International Growth Fund	√+	--	√	√+	√+	√	√	15%
International Opportunities Fund	√+	--	√	√+	√+	√	√	15%
International Small Company Fund	√+	--	√	√+	√+	√+	√	15%
MidCap Fund	√+	--	√	√+	√	√	√	15%
MidCap Growth Fund	√+	--	√	√+	√	--	√	15%
MidCap Value Fund	√+	--	√	√+	√	√	√	15%
Select MidCap Value Fund	√+	--	√	√+	√	--	√	15%
Select SmallCap Value Fund	√+	--	√	√+	√	√+	√	15%
Small Company Fund	√+	--	√	√+	√	√+	√	15%
SmallCap Growth Fund	√+	--	√	√+	√	√+	√	15%
Stock Fund	√+	--	√	√+	√	√	√	15%
Value Fund	√+	--	√	√+	√	√	√	15%
Value Opportunities Fund	√+	--	√	√+	√	√+	√	15%

	Equity Securities	Fixed-Income Securities	Derivatives	Foreign Investments	Emerging Markets	Small Cap Companies	Other Investment Companies	Illiquid Securities[4]
FIXED INCOME FUNDS
Floating Rate Fund	--	√+	√	√+	√	--	√	15%
High Yield Fund	√+	√+	√	√+	√	√	√	15%
High Yield Municipal Bond Fund	√+	√+	√+	√+	√	√	√	15%
Income Fund	--	√+	√+	√+	√	--	√	15%
Inflation Plus Fund	--	√+	√+	√+	--	--	√	10%
Money Market Fund	--	√+	--	√+[2]	--	--	√	10%
Short Duration Fund	--	√+	√	√+	--	--	√	15%
Strategic Income Fund	√+	√+	√+	√+	√+	√	√	15%
Tax-Free California Fund	--	√+	√	--	--	--	√	15%
Tax-Free National Fund	--	√+	√	--	--	--	√	15%
Total Return Bond Fund	√+	√+	√+	√+	√	√	√	15%
U.S. Government Securities Fund	--	√+	√+	√[3]	--	--	√	15%
FUNDS OF FUNDS[1]
Balanced Allocation Fund	√+	√	√	√	√	√	√+	15%
Checks and Balances Fund	√+	√	√	√	√	√	√+	15%
Conservative Allocation Fund	√+	√	√	√	√	√	√+	15%
Equity Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Growth Allocation Fund	√+	√	√	√	√	√	√+	15%
Income Allocation Fund	√	√+	√	√	√	√	√+	15%
Target Retirement 2010 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2015 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2020 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2025 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2030 Fund	√+	√	√	√	√	√	√+	15%
Target Retirement 2035 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2040 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2045 Fund	√+	--	√	√+	√	√	√+	15%
Target Retirement 2050 Fund	√+	--	√	√+	√	√	√+	15%

√+ = Principal Investment Strategy

√	= Non-Principal Investment Strategy

1	These funds are funds of funds and each is subject to the indicated risks indirectly through its investments in Underlying Funds.

See the subsection titled “Fund of Funds Risks” in this section for more information.

2	Securities of foreign issuers or borrowers, but not non-dollar securities.
3	Bonds issued or guaranteed by the Canadian government or its agencies only.
4	At time of purchase, a fund may invest a percentage of its net assets in illiquid securities. See “Illiquid Securities” below for more information.

Fund of Funds Structure

The term “fund of funds” refers to a mutual fund that pursues its investment goal by investing primarily in other mutual funds. Other than the Checks and Balances Fund, each fund’s sub-adviser invests that fund’s assets in a combination of other Hartford Mutual Funds (“Underlying Funds”) and Exchange-Traded Funds (“ETFs”). The Checks and Balances Fund maintains approximately equal investments in three Underlying Funds. Each fund of funds’ share price changes daily based on the performance of the Underlying Funds in which it invests, and the ability of each fund of funds to meet its investment goal is directly related to its particular target asset allocation among the Underlying Funds and the ability of those Underlying Funds to meet their investment goals.

Each fund of funds’ sub-adviser intends to manage the fund according to its asset allocation strategy, and does not intend to trade actively among the Underlying Funds or attempt to capture short-term market opportunities. However, a sub-adviser may modify a fund’s asset allocation strategy or its selection of Underlying Funds if it believes that doing so would better enable the fund to pursue its investment goal. The sub-advisers expect to reallocate Underlying Funds quarterly, although they may rebalance more or less frequently as market conditions warrant.

Risks Related to the Fund of Funds Structure:

•	Each fund of funds is exposed to the risks of its Underlying Funds in proportion to the amount of assets the fund allocates to each Underlying Fund.
•	By investing in a fund of funds, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the fund of funds’ direct fees and expenses.
•

A fund-of-funds structure could increase or decrease gains and could affect the timing, amount and character of distributions to you from an Underlying Fund for investments you make directly in the Underlying Fund.

•	Rebalancing Underlying Funds may increase transaction costs, although the sub-advisers attempt to minimize these costs.
•

Management of a fund of funds entails potential conflicts of interest because a fund of funds invests in affiliated Underlying Funds. Certain Underlying Funds are more profitable to Hartford Life Insurance Company and/or its affiliates than others, and the sub-advisers may therefore have an incentive to allocate more of a fund’s assets to the more profitable Underlying Funds. To mitigate these conflicts, the sub-advisers have implemented various portfolio reporting and monitoring processes, including the implementation of a conflicts of interest policy overseen by the funds’ Board of Directors.

•

The investment allocation limitations of the Checks and Balances Fund and Target Retirement Funds make these funds less flexible in their investment strategies than the other funds of funds. In addition, Target Retirement Funds’ asset allocations may not be ideal for all investors with a particular target retirement date and may not effectively increase returns or decrease risk. You should consider a number of factors beyond target retirement date when evaluating whether or not to invest in these funds.

Equity Securities

Equity securities include common stock, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock, including options. An investment in any equity security is subject to the following risks:

•	Market Risk: The risk that the stock market as a whole may decline, thereby depressing the stock’s price.
•	Financial Risk: The risk that the price of a particular issuer’s stock may decline due to its financial results.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•	Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.
•	Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

Certain funds may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit a fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for a fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments. Derivatives are also used to seek to manage risk by hedging a fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•	If the issuer of the derivative instrument does not pay the amount due, a fund could lose money.
•

The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way a fund’s manager expected, which could result in losses to a fund or increase volatility in a fund’s performance.

•	Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).
•

Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

•

For those funds whose investment goal is to produce income exempt from certain federal or state income tax, investments in derivatives may subject the fund to income that is taxable when distributed to shareholders.

Foreign Investments

Foreign investments include investments in

•	Securities of foreign issuers and loans of foreign borrowers, including
-	companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)
-	foreign governments and agencies or instrumentalities of foreign governments
-	issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States
•	Non-dollar securities: Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•	changes in currency rates
•	changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations
•	decreased liquidity
•	substantially less volume on foreign stock markets and other securities markets
•	higher commissions and dealer mark-ups

•	inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions
•	less uniform accounting, auditing and financial reporting standards
•	less publicly available information about a foreign issuer or borrower
•	less government regulation
•	unfavorable foreign tax laws
•	political or social instability or diplomatic developments in a foreign country
•	differences in individual foreign economies

Emerging Markets

When compared to the securities markets of more developed countries, the securities markets of most Central and South American, African, Middle Eastern, certain Asian and Eastern European and other emerging countries are subject to the following risks:

•	illiquidity
•	increased price volatility
•	smaller market capitalizations
•	less government regulation
•	less extensive and less frequent accounting, financial and other reporting requirements
•	Governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Small-capitalization Companies

Historically, small market capitalization stocks and stocks of recently organized companies are subject to increased price volatility due to

•	less certain growth prospects
•	lower degree of liquidity in the markets for such stocks
•	thin trading that could result in the stocks being sold at a discount or in small lots over an extended period of time
•	limited product lines, markets or financial resources
•	dependence on a few key management personnel
•	increased susceptibility to losses and bankruptcy
•	increased transaction costs

Other Investment Companies

Restrictions on Investments: Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”): Absent an available exemption, a fund may not

•	acquire more than 3% of the voting shares of any other investment company,
•	invest more than 5% of a fund’s total assets in securities of any one investment company, and
•	invest more than 10% of its total assets in securities of all investment companies.

ETFs: Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions. A fund may rely on these exemptive orders to invest in unaffiliated ETFs. An investment in an ETF generally presents the following risks:

•	the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies
•	the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective
•	price fluctuation, resulting in a loss to the fund
•	the risk that an ETF may trade at a discount to its NAV
•	the risk that an active market for an ETF’s shares may not develop or be maintained
•	the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees. The funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the funds invest.

Illiquid Securities

•

In General. Securities purchased by a fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•

Limitation on Illiquid Investments. If one or more instruments in a fund’s portfolio become illiquid, a fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•

Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

With the exception of The Hartford Money Market Fund, which invests in high quality money market securities at all times, a fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal. For those funds whose investment goal is to produce income exempt from certain federal or state income tax, being in a defensive position could also subject a portion of the fund’s income to such tax.

About Each Fund’s Investment Goal

Each fund’s investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal. The funds’ prospectus will be updated prior to any change in a fund's investment goal.

Consequences of Portfolio Trading Practices

Certain funds may have a relatively high portfolio turnover. Other funds may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for a fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in a fund’s investment goal, the funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Investment Policies

Certain of the funds have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that fund’s Principal Investment Strategy section. This requirement is applied at the time a fund invests its assets. If, subsequent to an investment by a fund, this requirement is no longer met, the fund’s future investments will be made in a manner that will bring the fund into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. A fund’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the fund’s outstanding shares as defined in the 1940 Act. The name of each of these funds may be changed at any time by a vote of the fund’s Board of Directors. Shareholders will be given written notice at least 60 days prior to any change by a fund of its 80% investment policy covered by Rule 35d-1.

Additional Investment Strategies and Risks

Each fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the funds’ Combined Statement of Additional Information (“SAI”) which may be obtained free of charge by contacting the funds (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The funds will disclose their complete calendar month-end portfolio holdings on the funds’ website at http://institutional.thehartford.com no earlier than 30 calendar days after the end of each month. The funds also will disclose on the funds’ website no earlier than 15 days after the end of each month (i) the ten issuers that together constitute the largest portion of each fund’s assets (in the case of funds that invest only in fixed income instruments); or (ii) each fund’s largest ten holdings (in the case of other funds). A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

THE INVESTMENT MANAGER AND SUB-ADVISER

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly-owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $346.9 billion in assets as of December 31, 2008. At the same time, HIFSCO had over $36.0 billion in assets under management. HIFSCO is responsible for the management of each fund, administers the asset allocation program for the Checks and Balances Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The funds (except the funds of funds) rely on an exemptive order from the Securities and Exchange Commission under which they use a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-advisers and recommend their hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the applicable fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

Soft Dollar Practices

The sub-advisers are responsible for the day-to-day portfolio management activities of the funds they sub-advise, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), the sub-advisers, including Hartford Investment Management, may obtain “soft dollar” benefits in connection with the execution of transactions for the funds. Each sub-adviser may cause a fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-advisers receive these products and services. These products and services may be of value to the sub-advisers in advising their clients (including the funds), although not all of these products and services are necessarily useful and of value in managing the funds. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

CLASSES OF SHARES

Choosing a Share Class

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. For actual past expenses of each share class, see the individual fund summaries earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Class R3 and Class R4 have each adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Below is a summary table briefly describing certain differences between the different share classes offered in this retirement plan prospectus. You should refer to the summary of each fund’s goals, principal strategies, main risks, performance and expenses for more details. The funds offer several classes of shares to retirement plans. Each class has its own expense structure and may provide for different levels of service and different amounts of compensation to financial intermediaries. It is the responsibility of a plan fiduciary to choose the share class (and pricing) that best suits the needs of plan participants.

	Class R3	Class R4	Class R5	Class Y
Investment Minimums	None	None	None	$1 million†
Maximum Sales Charge (Load)*	None	None	None	None
Maximum Deferred Sales Charge (Load)*	None	None	None	None
Management Fees**	Varies by fund	Varies by fund	Varies by fund	Varies by fund
Distribution And Service (12b-1) Fees**	0.50%	0.25%	None	None
Administrative Fee**	0.20%	0.15%	0.10%	None
Eligible Investors	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.	401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans.††
*	Imposed on purchases as a percentage of the offering price
**	As a percentage of a fund’s average net assets
†

See “Investor Requirements” for additional information. The investment minimum does not apply to qualified employee benefit plans and other retirement savings accounts. The Fund, in its sole discretion, may waive or modify the investment minimum.

††	See “Investor Requirements” for additional eligible investors. The Fund may, at it sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of each fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Distribution Plans

Each Company, on behalf of its respective funds, has adopted a separate distribution plan (the “Plan”) for each of the Class R3 and Class R4 shares of each fund pursuant to appropriate resolutions of each Company’s board of directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class R3 Plan Pursuant to the Class R3 Plan, a fund may compensate HIFSCO a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities and up to 0.25% may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.50% of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R3 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

Class R4 Plan Pursuant to the Class R4 Plan, a fund may pay HIFSCO a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities and 0.25% of which may be used for shareholder account services. HIFSCO will pay dealers the service fee at a rate equal to 0.25%of the amount invested. Brokers may from time to time be required to meet certain other criteria in order to receive such service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class R4 Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the applicable Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell each fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the funds pay HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the funds will not be obligated to pay more than that fee.

The Plans were adopted by a majority vote of the Board of Directors of the applicable Company, including at least a majority of directors who are not interested persons of the applicable funds as defined in the 1940 Act. A Plan may be terminated at any time by vote of the majority of the directors of the applicable board who are not interested persons of the funds. A Plan will automatically terminate in the event of its assignment.

With respect to the Money Market Fund, at a meeting held on February 4, 2009, the Board of Directors approved the temporary reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero for Classes A, B, C, R3 and R4 for a period of six months, effective March 1, 2009. The Fund’s actions will result in a corresponding temporary reduction of 12b-1 payments of amounts paid to financial intermediaries by the Fund’s distributor to zero for Classes A, B, C, R3 and R4 during this time period. The Board’s action can be changed at any time. The Hartford may be required to pay, out of its own resources, the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of 12b-1 fees. Since October 2008, the Fund’s distributor has made payments out of its own resources to financial intermediaries equal to the amount of 12b-1 fees that would have been paid notwithstanding waivers of 12b-1 fees.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the funds. HIFSCO pays commissions and Rule 12b-1 payments to

Financial Intermediaries. The Funds’ SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the funds’ shares (“Additional Payments”). These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the funds, over other products for which it may receive less compensation. You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the funds attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary. Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the funds attributable to a particular Financial Intermediary. For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•

Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•	“Due diligence” payments for a Financial Intermediary’s examination of the funds and payments for providing extra employee training and information relating to the funds;
•	“Marketing support fees” for providing assistance in promoting the sale of fund shares;
•	Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;
•	Provision of educational programs, including information and related support materials;
•	Hardware and software; and
•	Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below. HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI. A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”). Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the funds, over other products for which it may receive a lower payment. You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the funds attributable to the Servicing Intermediary. With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. For the year ended December 31, 2008, HIFSCO incurred approximately $850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the Funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC; BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch Pierce Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch Pierce Fenner & Smith. Other Servicing Intermediaries may be paid by HASCO in the future.

HOW TO BUY AND SELL SHARES

Class R3, R4, R5 and Class Y Share Investor Requirements

Class R3, R4 and R5 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. Class R3, R4 and R5 shares also are available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R3, R4 and R5 shares are not available to retail non-retirement accounts, Traditional and Roth Individual Retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) plans and 529 college savings plans.

Class Y shares are available only to certain eligible investors, as set forth below.

•	Class Y shares are offered to institutional investors, which include, but are not limited to:
-	Certain qualified employee benefit plans and other retirement savings plans
-	Non-profit organizations, charitable trusts, foundations and endowments
-	Accounts registered to bank trust departments, trust companies, and investment companies
•

Class Y shares are not available to individual investors, unless such investors purchased their shares prior to March 1, 2008 and wish to add to their existing account. Class Y shares are also not available to retail, advisory fee-based wrap programs or to adviser-sold donor-advised funds.

•

Class Y shares are only available to those institutional investors that have invested or agree to invest at least $1,000,000 in Hartford Mutual Funds. This investment minimum does not apply to qualified employee benefit plans and other retirement savings plans.

The Fund may, in its sole discretion, modify or waive the eligibility requirements for purchases of Class Y shares.

Certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable fund agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares. Class B shares will no longer be available to employer-sponsored retirement plans after June 30, 2007. This does not apply to individual retirement accounts (SAR-SEP, ROTH, SEP, SIMPLE, Traditional).

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens a new account. What this means for you: When you open a new account, you will be asked to provide your name, residential address, date of birth, social security number and other information that identifies you. You may also be asked to show your driver’s license or other identifying documents.

For non-persons wishing to open an account or establish a relationship, Federal law requires us to obtain, verify and record information that identifies each business or entity. What this means for you: when you open an account or establish a relationship, we will ask for your business name, a street address and a tax identification number. We appreciate your cooperation.

If a fund is not able to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption.

Please note that if you are purchasing shares through your employer’s tax qualified retirement plan, you may need to call the administrator of the plan for details on purchases, redemptions and other account activity. Although brokers may be compensated for the sale of Class Y shares in certain cases, there will be no cost to you.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

Because you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

Opening an Account

1. Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investment for each fund is as follows:

•	R3, R4 and R5 shares – no investment minimum
•	Class Y shares – $1,000,000 (minimum may be modified for certain investors).
•	There is no subsequent investment minimum for each fund.

3. Please contact your financial representative or plan administrator for instructions and assistance.

Buying Shares

Eligible investors may establish an account and purchase shares through a plan administrator, record keeper or authorized financial intermediary (who may impose transaction charges in addition to those described in this prospectus). Some or all R share classes may not be available through certain financial intermediaries. Additional shares may be purchased through a plan’s administrator, record keeper or other authorized financial intermediary. Your initial investment must meet the minimum requirements, if any, as discussed previously. See your plan administrator, record keeper or financial intermediary for any questions regarding buying Class R3, R4, R5 and Y shares.

Selling Shares

You may redeem your shares by having your plan administrator or financial intermediary process your redemption. Your plan administrator or financial intermediary will be responsible for furnishing all necessary documents to the funds.

Exchanges

You may exchange shares of one fund for shares of the same class of any other Hartford Mutual Fund if such share class is available. See your plan administrator, record keeper or financial intermediary for any questions regarding exchanging shares.

If you own Class A, B, C, I or L or shares of certain Class Y funds not offered in this prospectus, please refer to the prospectus for these class share offerings for further information on the exchange privileges available to you.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

Except for the Money Market Fund, the Funds (references to “Funds” in this section may relate, if applicable, to certain Underlying Funds in the case of a Fund of Funds) generally use market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of that Fund’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which a Fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, each Fund uses a fair value pricing service approved by that Fund’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the funds. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Funds may cause the NAV of their respective shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that any Fund could obtain the fair value assigned to a security if the Fund were to sell the security at approximately the time at which that fund determines its NAV per share. Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades. If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by a Fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by that Fund’s Board of Directors. Generally, each Fund may use fair valuation in regards to debt securities when a Fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. The Money Market Fund’s investments and investments of other Funds that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution Of Requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days. A Fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Frequent Purchases and Redemptions of Fund Shares

The funds are intended to be long-term investment vehicles and are not designed to provide investors with a means of speculating on short-term market movements (market timing). Frequent purchases and redemptions of fund shares by a fund’s shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders. In particular, frequent trading (i) can force a fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the funds, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders. Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when a fund (through certain Underlying Funds in the case of a fund of funds) invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States. Frequent traders, and in particular those using arbitrage strategies, can dilute a fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the funds.

The Boards of Directors of the funds have adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders. The funds’ policy is to discourage investors from trading in a fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading. The funds reserve the right to reject any purchase order at any time and for any reason, without prior written notice. The funds also reserve the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the revocation of exchange privileges, the funds may consider an investor’s trading history in any of the funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the funds to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund. When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.” All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days. For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely. If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the funds’ transfer agent may terminate the registered representative’s exchange and purchase privileges in the funds. Automatic programs offered by the funds such as dollar cost averaging and dividend diversification are exempt from the policy described above. In addition, the Money Market Fund is excluded from the policy.

The funds’ policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable. Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the funds. Because the funds receive these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the funds are limited in their ability to identify or deter Excessive Traders or other abusive traders. The funds’ procedures with respect to omnibus accounts are as follows: (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy. (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary. (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the funds) for limiting exchange activity in a manner that serves the purposes of the funds’ policy as determined by the Frequent Trading Review Committee (comprised of the funds’ Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the funds and obtain an appropriate annual certification. Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring. In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy. In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts. As funds and intermediaries implement the requirements of the new rules, it is expected that the funds’ will be better able to apply their frequent trading policies to omnibus accounts. Nonetheless, the funds’ ability to identify and deter frequent purchases and redemptions of a fund’s shares through omnibus accounts is limited, and the funds’ success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the funds less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors. Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the funds’ shares is determined each day. Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in a fund if the fund calculates its NAV using closing prices that are no longer accurate. This can happen particularly in funds (through certain Underlying Funds in the case of the funds of funds) that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities. The funds’ pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares. For additional information concerning the funds’ fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed. For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period. If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

You will receive statements and applicable tax forms from your plan administrator or broker pursuant to their policies.

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

Each fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year. Except as noted below, dividends from net investment income and capital gains of the funds are normally declared and paid annually.

Dividends from the net investment income of the following funds are declared and paid quarterly:

• Advisers Fund	• Equity Income Fund
• Checks and Balances Fund	• Balanced Allocation Fund
• Dividend and Growth Fund	• Conservative Allocation Fund

Dividends from the net investment income of the following fund is declared and paid monthly:

• Income Allocation Fund

Dividends from net investment income of the following funds are declared daily and paid monthly:

• Floating Rate Fund	• Money Market Fund
• High Yield Fund	• Total Return Bond Fund
• Inflation Plus Fund

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent for funds declaring daily dividends. Notwithstanding the foregoing, each fund’s Board of Directors has delegated authority to the Fund Treasurer to reduce the frequency with which dividends are declared and paid and to declare and make payments of long-term capital gains as permitted or required by law or in order to avoid tax penalties. Further, each fund reserves the right to change its dividend distribution policy at the discretion of its Board of Directors. Unless shareholders specify otherwise, all dividends and distributions received from a fund are automatically reinvested in additional full or fractional shares of that fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

Each fund that declares dividends daily and distributes dividends monthly (and is not a money market fund) seeks to maintain a target rate of distribution for that month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month. The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Taxability of Dividends

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not taxable currently.

Taxability of Transactions

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

FINANCIAL HIGHLIGHTS

No financial highlights are provided for Class R3, R4 and R5 shares as those classes had not yet commenced operations as of the date of this Prospectus. However, the financial highlights below reflect information for Class Y shares of the fund. The financial highlights for the fund’s Class R3, R4 and R5 shares for the periods presented below would have been substantially similar to that shown because all of the fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class R3, R4 and R5 shares for the periods presented below would have been different than the information shown because of differences in the expenses borne by each class of shares.

The financial highlights table for the fund is intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.

	— Selected Per-Share Data(a) —											— Ratios and Supplemental Data —

	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period	Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses not Subject to Cap (d)	Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses not Subject to Cap (d)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate (c)
The Hartford MidCap Fund
For the Year Ended October 31, 2008(e)
Class Y	$28.74	$0.08	$—	$(8.91)	$(8.83)	$(0.20)	$(3.96)	$—	$(4.16)	$(12.99)	$15.75	(35.28)%	$163,339	0.79%	0.79%	0.79%	0.36%	94%
For the Year Ended October 31, 2007
Class Y	26.68	0.28	0.03	5.77	6.08	—	(4.02)	—	(4.02)	2.06	28.74	26.50(f)	134,914	0.79	0.79	0.79	0.73	76
For the Year Ended October 31, 2006
Class Y	27.42	0.08	—	3.60	3.68	—	(4.42)	—	(4.42)	(0.74)	26.68	15.31	184,149	0.81	0.81	0.81	0.33	84
For the Year Ended October 31, 2005
Class Y	23.43	0.07	—	4.40	4.47	—	(0.48)	—	(0.48)	3.99	27.42	19.40	139,273	0.83	0.83	0.83	0.26	74
For the Year Ended October 31, 2004
Class Y	21.21	0.02	—	2.20	2.22	—	—	—	—	2.22	23.43	10.47	104,534	0.85	0.85	0.85	0.11	52

_____________

(a)	Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)

Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Ratios do not include fees paid indirectly. (See page 26 for impact on ratios)
(e)	Per share amounts have been calculated using average shares outstanding method.
(f)	Total return without the inclusion of the Payments from (to) Affiliate, as noted on the Statement of Operations, can be found on page 27.

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly. Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Year ended October 31, 2008	Year ended October 31, 2007	Year ended October 31, 2006	Year ended October 31, 2005	Year ended October 31, 2004
MidCap Fund
Class Y Shares	0.79%	0.78%	0.78%	0.81%	0.84%

PAYMENTS FROM AFFILIATE

The total return in the financial highlights includes payment from affiliates. Had the payment from affiliates been excluded, the total return for the periods listed below would have been as follow:

Fund	Impact from Payment from Affiliate for SEC Settlement for the Year Ended October 31, 2007	Total Return Excluding Payments from Affiliate for the Year Ended October 31, 2007

MidCap Fund Class Y	0.08%	26.40%

FUND CODE, CUSIP NUMBER AND SYMBOL

FUND NAME	Class Shares	FUND CODE	CUSIP NUMBER	SYMBOL
The Hartford MidCap Fund	R3	1438	41664M862	HFMRX
The Hartford MidCap Fund	R4	1439	41664M854	HFMSX
The Hartford MidCap Fund	R5	1440	41664M847	HFMTX
The Hartford MidCap Fund	Y	229	416645687	HMDYX

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about each fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement Of Additional Information (SAI)

The SAI contains more detailed information on the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The funds make available this prospectus, their SAI and annual/semi-annual reports free of charge, on the funds’ website at http://institutional.thehartford.com.

To request a free copy of the current annual/semi-annual report for a fund and/or the SAI or for shareholder inquiries or other information about the funds, please contact the funds at:

By Mail:

The Hartford Mutual Funds

P.O. Box 64387

St. Paul, MN 55164-0387

(For overnight mail)

The Hartford Mutual Funds

500 Bielenberg Drive

Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On the Internet:

http://institutional.thehartford.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC's Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm. To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section

Securities and Exchange Commission

Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

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See File Numbers:

The Hartford Mutual Funds, Inc. 811-07589

The Hartford Mutual Funds II, Inc. 811-00558

Supplement

dated May 31, 2009

to the Combined Statement of Additional Information (the “SAI”)

for The Hartford Mutual Funds, Inc. and Hartford Mutual Funds II, Inc.

dated March 1, 2009

This supplement amends the SAI dated March 1, 2009, in order to add Class R3, Class R4 and Class R5 shares to The Hartford MidCap Fund, an existing series of The Hartford Mutual Funds, Inc. Accordingly, the following is incorporated into the SAI as appropriate:

1.	Under the paragraph entitled “Date of Prospectuses,” the following is added:

May 31, 2009 (for Class R3, Class R4, Class R5 and Class Y shares of The Hartford MidCap Fund).
2.	Under the section entitled “General Information,” in the third paragraph, the second sentence is replaced as follows:

Currently, the following Hartford Funds offer Class R shares: Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Diversified International Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Enhanced Dividend Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, Growth Fund, Growth Opportunities Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, MidCap Fund, Money Market Fund, Small Company Fund, Stock Fund, Total Return Bond Fund, Value Fund, Value Opportunities Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund, Target Retirement 2050 Fund and the Asset Allocation Funds.

3.	Under the section entitled “Fund Management,” the information concerning management ownership, principal holders and control persons is supplemented as follows:

As of May 31, 2009, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of MidCap Fund. As of May 21, the following persons held an interest in MidCap Fund equal to 5% or more of outstanding shares of a class:

4.	Under the section entitled “Fund Management,” the information concerning principal holders and control persons with respect to MidCap Fund is replaced as follows:

MidCap Fund	Class A	Class B	Class C	Class I	Class R3[1]	Class R4[1]	Class R5[1]	Class Y
WELLINGTON TRUST CO FBO WELLINGTON RET & PENSION PLAN BOSTON MA								5.01%[2]
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN								5.29%[2]
ILSLEY TRUST CO NA VALLEE & CO FBO SG C/O MARSHALL & MILWAUKEE WI								5.44%[2]
CALHOUN & CO C/O COMERICA BANK DETROIT MI								12.57%[2]
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WST VIRGINIA SAVINGS PLAN TRUST DTD 02/20/2002 ATTN MARILYN ORR WOODBURY MN								16.78%[2]
FIRST CLEARING, LLC WBNA SECURED PARTY UNDER AR OFFERING BASIS AGMT & SEC. SAINT LOUIS MO								31.57%[2]
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO MUTUAL FUND CLIENTS NEWARK NJ				7.32%[2]

MidCap Fund	Class A	Class B	Class C	Class I	Class R3[1]	Class R4[1]	Class R5[1]	Class Y
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			5.66%[2]
CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR NEW YORK NY		5.25%[2]	8.80%[2]	50.60%[2]
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	31.56%[2]	18.74%[2]
PERSHING LLC JERSEY CITY NJ	5.44%[2]	10.95%[2]	7.28%[2]	5.95%[2]
WELLS FARGO INVESTMENTS LLC FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS MINNEAPOLIS MN				5.14%[2]

(1)	No share ownership information is provided for Class R3, Class R4 and Class R5 shares as these classes had not yet commenced operations as of May 31, 2009.
(2)	Information as of May 21, 2009.
5.	Under the section entitled “Sub-advisory/Investment Services Fees,” the table regarding the contractual expense limits agreed to by HIFSCO is replaced for MidCap Fund as follows:
FUND NAME	CLASS A	CLASSESB & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
MidCap Fund	1.37%	N/A	1.12%	N/A	1.67%	1.37%	1.07%	N/A
6.	Under the section entitled “Capitalization and Voting Rights,” in the third paragraph, the seventh sentence is replaced as follows:

The directors of The Hartford Mutual Funds have also authorized the issuance of Class R3, Class R4 and Class R5 shares for Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, MidCap Fund, Money Market Fund, Small Company Fund, Stock Fund, Total Return Bond Fund, Value Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, and Target Retirement 2030 Fund.

This Supplement should be retained with your SAI for future reference.

PART C

OTHER INFORMATION

Item 23.	Exhibits

a.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

a.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

a.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

a.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)

a.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

a.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)

a.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

a.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

a.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

a.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

a.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)

a.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

a.(xxvi)	Articles Supplementary dated August 6, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

a.(xxvii)	Articles Supplementary dated November 25, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

a.(xxviii)	Articles Supplementary Dated December 18, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

a.(xxix)	Articles Supplementary Dated May 14, 2009 (filed herewith)

b.

By-Laws adopted January 24, 1996, last amended May 13, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

c.	Not Applicable

d.(i)

Investment Management Agreement with Hartford Investment Financial Services Company dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(ii)	Amendment No. 1 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(iii)	Amendment No. 2 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(iv)	Amendment No. 3 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(v)	Amendment No. 4 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(vi)	Amendment No. 5 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(vii)	Amendment No. 6 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(viii)	Amendment No. 7 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(ix)	Amendment No. 8 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(x)	Amendment No. 9 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

d.(xi)

Amendment No. 10 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

d.(xii)	Amendment No. 11 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xiii)

Amendment No. 12 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xiv)	Amendment No. 13 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

d.(xv)	Amendment No. 14 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xvi)	Amendment No. 15 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xvii)	Amendment No. 16 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xviii)	Amendment No. 17 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xix)	Amendment No. 18 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xx)	Amendment No. 19 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(xxi)

Amendment No. 20 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

d.(xxii)

Amendment No. 21 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxiii)	Amendment No. 22 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

d.(xxiv)	Amendment No. 23 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

d.(xxv)

Amendment No. 24 to Investment Management Agreement (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

d.(xxvi)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xxvii)

Amendment No. 1 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxviii)

Amendment No. 2 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxix)

Amendment No. 3 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxx)

Amendment No. 4 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxi)

Amendment No. 5 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxii)

Amendment No. 6 to Investment Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xxxiii)

Amendment No. 7 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

d.(xxxiv)

Amendment No. 8 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xxxv)

Amendment No. 9 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xxxvi)

Amendment No. 10 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2007)

d.(xxxvii)

Amendment No. 11 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxviii)

Amendment No. 12 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

d.(xxxix)

Amendment No. 13 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

d.(xl)

Amendment No. 14 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

d.(xl)(a)

Amendment No. 15 to Sub-Advisory Agreement with Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

d.(xli)

Investment Services Agreement with Hartford Investment Management Company dated as of March 3, 1997 (incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 20, 1997)

d.(xlii)

Amendment No. 1 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xliii)

Amendment No. 2 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

d.(xliv)

Amendment No. 3 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

d.(xlv)

Amendment No. 4 to Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

d.(xlvi)

Amendment No. 5 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlvii)

Amendment No. 6 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(xlviii)

Amendment No. 7 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

d.(xlix)

Amendment No. 8 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

d.(l)

Amendment No. 9 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

d.(li)

Amendment No. 10 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

d.(lii)

Amendment No. 11 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

d.(liii)

Amendment No. 12 Investment Services Agreement with Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

d.(liv)

Investment Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(lv)

Investment Sub-Advisory Agreement with Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 75 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 12, 2008)

d.(lvi)

Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)	Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 1996)

e.(iii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(iv)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(v)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(vi)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

e.(vii)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(viii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ix)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(x)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(xi)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

e.(xii)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiv)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

e.(xv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

e.(xvi)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(xvii)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

e.(xviii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

e.(xix)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

e.(xx)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

e.(xxi)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

e.(xxii)

Amendment No. 19 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

f.	Not Applicable

g.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

h.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(vi)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(vii)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(viii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(x)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xii)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xiii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

h.(xiv)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

h.(xvi)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

h.(xvii)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xviii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xix)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

h.(xx)

Thirteenth Amendment to the Fund Accounting Agreement, October 31, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(xxi)

Expense Limitation Agreement Dated as of November 1, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

h.(xxii)

Expense Limitation Agreement Dated as of November 1, 2008 – Target Retirement Funds (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

h.(xxiii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

i.	Opinion and Consent of Counsel (filed herewith)

j.	Consent of Independent Registered Public Accounting Firm (filed herewith)

k.	Not Applicable

l.	Not Applicable

m.

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

o.	Not Applicable

p.(i)	Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (filed herewith)

p.(ii)

Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

p.(iii)

Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

p.(iv)

Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(v)

Code of Ethics of Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

p.(vi)	Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

q.	Power of Attorney (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009)

Item 24.           Persons Controlled by or Under Common Control with Registrant

As of April 30, 2009, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation. Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 12, 2009.

In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of April 30, 2009 more than 25% of the following funds:

The Hartford Diversified International Fund

The Hartford Global Enhanced Dividend Fund

The Hartford Global Equity Fund

The Hartford Target Retirement 2015 Fund

The Hartford Target Retirement 2025 Fund

The Hartford Target Retirement 2035 Fund

The Hartford Target Retirement 2040 Fund

The Hartford Target Retirement 2045 Fund

The Hartford Target Retirement 2050 Fund

Item 25.	Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

Name	Position with Hartford Investment Financial Services, LLC	Other Business
Robert M. Arena	Chief Executive Officer, President and Manager

Executive Vice President of Hartford Life Insurance Company (“HLIC”)[1]; Chief Executive Officer, Manager and President of HL Investment Advisors, LLC[2]; Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”)[3]

Tamara L. Fagely	Chief Financial Officer and Controller/FINOP	Chief Financial Officer and Vice President of HASCO and Vice President of HLIC
Colleen B. Pernerewski	Chief Investment Advisor Compliance Officer

Assistant Vice President of The Hartford Financial Services Group, Inc. (“The Hartford”)[4]; Chief Compliance Officer of Separate Accounts of HLIC and Chief Compliance Officer of HL Investment Advisors, LLC

Christopher S. Conner	Chief Compliance Officer and AML Compliance Officer
Peter Delehanty	Senior Vice President IIP	Assistant Vice President of HLIC
Kenneth A. McCullum	Senior Vice President	Senior Vice President and Actuary of HLIC; and Senior Vice President of HL Investment Advisors, LLC
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and Senior Vice President of HL Investment Advisors, LLC
D. Keith Sloane	Senior Vice President	Senior Vice President of HASCO, HLIC and HL Investment Advisors, LLC
Thomas D. Jones	Vice President	Vice President of The Hartford, HLIC and HL Investment Advisors, LLC
Edward P. Macdonald	Vice President and Chief Legal Officer	Assistant Vice President of HLIC; Vice President of HASCO and Vice President, Chief Legal Officer and Secretary of HL Investment Advisors, LLC
Mark Sides	Chief Legal Officer – Broker/Dealer and Secretary	Assistant Vice President of The Hartford
John N. Giamalis	Treasurer	Senior Vice President and Treasurer of Hartford Life, Inc.[5], The Hartford, HASCO, HLIC, and HL Investment Advisors; and Treasurer of Hartford Investment Management Company[6]
Michael R. Dressen	Assistant Secretary, Compliance Officer and Privacy Officer	Compliance Officer of HASCO

	Glen J. Kvadus	Assistant Secretary
	Michael J. Fixer	Assistant Treasurer and Assistant Vice President	Assistant Treasurer and Assistant Vice President of The Hartford, HASCO, HLIC, HL Inc. and HL Investment Advisors, LLC
	Marilyn Orr	Assistant Vice President	Assistant Vice President of HLIC
	Alice A. Pellegrino	Assistant Vice President	Assistant Vice President HASCO, HLIC and HL Investment Advisors, LLC
	Laura S. Quade	Assistant Vice President
	Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HL Investment Advisors, LLC
	Kathryn A. Stelter	Assistant Vice President
	Kevin M. Connor	Manager	Executive Vice President of HLIC
	James Davey	Manager	Executive Vice President of HLIC
	Stephen T. Joyce	Manager	Executive Vice President of HLIC; and Senior Vice President of HL Investment Advisors, LLC
	Brian Murphy	Manager	Executive Vice President of HLIC

[1]	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
[2]	The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
[3]	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.
[4]	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
[5]	The principal business address for Hartford Life, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
[6]	The principal business address for Hartford Investment Management Company is 55 Farmington Avenue, Hartford, CT 06105.

Item 27.	Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
Robert Arena[2]	Chief Executive Officer, President and Manager	Vice President
Tamara L. Fagely[3]	Chief Financial Officer and Controller/FINOP	Vice President, Treasurer and Controller
Colleen B. Pernerewski[2]	Chief Investment Advisor and Compliance Officer	None
Christopher S. Conner[5]	Chief Compliance Officer and AML Compliance Officer	None
Peter Delehanty[2]	Senior Vice President IIP	None
Kenneth A. McCullum[2]	Senior Vice President	None
Vernon J. Meyer[2]	Senior Vice President	Vice President
D. Keith Sloane[2]	Senior Vice President	None
Thomas D. Jones[2]	Vice President	Vice President and Chief Compliance Officer
Edward P. Macdonald[2]	Vice President and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer
Mark Sides[3]	Chief Legal Officer – Broker/Dealer and Secretary	None

John N. Giamalis[1]	Treasurer	None
Michael R. Dressen[3]	Assistant Secretary Compliance Officer and Privacy Officer	None
Glen J. Kvadus[2]	Assistant Secretary	None
Michael J. Fixer[4]	Assistant Treasurer and Assistant Vice President	None
Marilyn Orr[3]	Assistant Vice President	Assistant Treasurer
Alice A. Pellegrino[2]	Assistant Vice President	Assistant Secretary
Laura S. Quade[3]	Assistant Vice President	None
Elizabeth L. Schroeder[2]	Assistant Vice President	None
Kathryn A. Stelter[3]	Assistant Vice President	None
Kevin M. Connor[5]	Manager	None
James Davey[2]	Manager	None
Stephen T. Joyce[2]	Manager	None
Brian Murphy[2]	Manager	None

[1]	The principal business address is 690 Asylum Avenue, Hartford, CT 06115.
[2]	The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
[3]	The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.
[4]	The principal business address is One Hartford Plaza, Hartford, CT 06155
[5]	The principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of May, 2009.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ Robert M. Arena

Robert M. Arena

Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Robert M. Arena	President,	May 28, 2009
Robert M. Arena	Chief Executive Officer

& Director

/s/ Tamara L. Fagely	Controller & Treasurer	May 28, 2009
Tamara L. Fagely	(Chief Accounting Officer &

Chief Financial Officer)

*	Director	May 28, 2009

Lynn S. Birdsong

*	Chairman of the Board	May 28, 2009
Robert M. Gavin, Jr.	and Director

*	Director	May 28, 2009

Duane E. Hill

*	Director	May 28, 2009

Sandra S. Jaffee

*	Director	May 28, 2009

William P. Johnston

*	Director	May 28, 2009

Lemma W. Senbet

*	Director	May 28, 2009
Thomas M. Marra

*	Director	May 28, 2009

Phillip O. Peterson

*	Director	May 28, 2009

Lowndes A. Smith

/s/ Edward P. Macdonald	May 28, 2009

* By Edward P. Macdonald

Attorney-in-fact

* Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 26, 2009).

EXHIBIT INDEX

Exhibit No.

a.(xxix)	Articles Supplementary Dated May 14, 2009

i.	Opinion and Consent of Counsel

j.	Consent of Independent Registered Public Accounting Firm

p.(i)	Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds